Financial Assets and Financial Liabilities - Summary of Effect of Changes in foreign Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
+5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	€ (35.5)	€ (195.2)
Effect on pre-tax equity	(35.5)	(191.5)
-5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	39.2	215.7
Effect on pre-tax equity	€ 39.3	€ 211.7
United States | U.S. dollar | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate	1.1050	1.0666
Average rate	1.0813	1.0530